LEASES	6 Months Ended
Jun. 30, 2025
Leases
LEASES

13. LEASES

As of June 30, 2025, the Company had operating leases for its New York office. The remaining lease terms was 0.25 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. As of June 30, 2025, the weighted average remaining lease term was 0.25 years and the weighted average discount rate was 5%.

The following table presents the operating lease related assets and liabilities recorded on The Company’s consolidated balance sheet.

	June 30, 2025	December 31, 2024
	US$	US$
Right-of-use assets	79,443	238,330
Impairment of right-of-use assets	—	—
Right-of-use assets, net	79,443	238,330

Operating lease liabilities – current	94,998	282,279
Operating lease liabilities – non-current	—	—
Total operating lease liabilities	94,998	282,279

The following table presents the components of the Company’s office lease expense for the six months ended June 30, 2025, 2024 and 2023, which are included in general and administrative on the unaudited interim consolidated statements of operations:

	For the six months ended June 30,
	2025	2024	2023
	US$	US$	US$
Operating lease cost	164,002	172,955	180,861
Variable lease cost	—	—	—
Operating lease expense	164,002	172,955	180,861
Short-term lease rent expense	4,357	8,671	25,980
Total lease expense	168,359	181,626	206,841

The following table summarizes the maturity of operating lease liabilities as of June 30, 2025:

US$
2025	96,198
Total	96,198
Less: imputed interest	(1,200)
Present value of lease liabilities	94,998